MERGER WITH BRUSHY RESOURCES, INC. AND RELATED TRANSACTIONS (Details Textual)		1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 03, 2016 USD ($)	Jun. 23, 2016 USD ($) shares	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 14, 2017 shares	Jan. 08, 2015 shares
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Repayments of Debt				$ 13,879,000	$ 250,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						160,714	22,500
Stock Issued During Period, Value, New Issues			$ 18,650,000		$ 365,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable		$ 6,200,000
Warrant [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Stock Issued During Period, Value, New Issues	$ 1,650,000
SOSV Investments, LLC [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Repayments of Debt		500,000
Subordinated Unsecured Promissory Note [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Debt Instrument, Face Amount		$ 1,000,000
SOS Warrant [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		200,000
Brushy Resources, Inc [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		5,785,119
Common Stock, Shares Ratio		0.4550916
Debt Instrument, Face Amount		$ 6,000,000
Noncash Merger Related Costs		3,220,000
Investment Advisory Fees		3,050,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable		5,447,000
Brushy Resources, Inc [Member] | SOS Warrant [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Debt Discount, Warrants Issued		170,000
Brushy Resources, Inc [Member] | Independent Bank [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Debt Conversion, Original Debt, Amount		$ 11,400,000